Related party transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Administrative, legal and technical expenses	$ 1.1	$ 2.6
Due from Associates	0.1	0.2
Due to Associates	0.1	0.4
Donation made	$ 0.0	$ 0.5
Ownership interest held by former parent company	39.70%	44.10%